SHARE BASED COMPENSATION - Equity incentive plans (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments Options $ / shares	Dec. 31, 2022 Options EquityInstruments $ / shares
SHARE BASED COMPENSATION
Balance at beginning of period (in shares) | Options	2,118,395
Balance at end of period (in shares) | Options	1,777,438	2,118,395
Balance at beginning of period (in CAD per share) | $ / shares	$ 8.23
Balance at end of period (in CAD per share) | $ / shares	$ 8.43	$ 8.23
Deferred Share Units
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	274,900	246,945
Granted (in shares)	24,000	125,000
Exercised (in shares)	(38,334)	(97,045)
Forfeited / Cancelled (in shares)	(35,412)
Balance at end of period (in shares)	225,154	274,900
Restricted Share Units
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	738,000	235,000
Granted (in shares)	234,375	503,000
Exercised (in shares)	(365,043)
Forfeited / Cancelled (in shares)	(109,332)
Balance at end of period (in shares)	498,000	738,000
FSO Options
SHARE BASED COMPENSATION
Balance at beginning of period (in shares) | Options	2,118,395	1,816,302
Granted (in shares) | Options	108,477	483,797
Exercised (in shares) | Options	(124,000)	(8,000)
Expired (in shares) | Options	(120,000)
Forfeited / Cancelled (in shares) | Options	(205,434)	(173,704)
Balance at end of period (in shares) | Options	1,777,438	2,118,395
Balance at beginning of period (in CAD per share) | $ / shares	$ 8.23	$ 8.95
Granted (in CAD per share) | $ / shares	7.54	7.70
Exercised (in CAD per share) | $ / shares	4.96	2.30
Expired (in CAD per share) | $ / shares	5.05
Forfeited / Cancelled (in CAD per share) | $ / shares	10.00	14.56
Balance at end of period (in CAD per share) | $ / shares	$ 8.43	$ 8.23